Vanguard Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Basic Materials (3.7%)
Ecolab Inc.	2,710,319	524,447
Air Products and Chemicals Inc.	2,061,142	464,952
PPG Industries Inc.	2,213,634	201,064
^ International Flavors & Fragrances Inc.	1,001,598	131,239
Nucor Corp.	2,864,225	117,978
RPM International Inc.	1,235,360	82,040
Royal Gold Inc.	615,106	75,369
Albemarle Corp.	993,155	61,010
Westlake Chemical Corp.	1,206,657	52,429
Balchem Corp.	302,241	26,972
Quaker Chemical Corp.	166,052	25,260
Stepan Co.	210,911	20,121
Sensient Technologies Corp.	396,128	18,931
HB Fuller Co.	479,849	17,654
Hawkins Inc.	99,971	3,742
		1,823,208
Consumer Goods (11.2%)
Procter & Gamble Co.	19,190,681	2,262,006
NIKE Inc. Class B	11,814,219	1,029,964
Colgate-Palmolive Co.	8,086,130	568,212
Hormel Foods Corp.	5,016,097	235,004
Clorox Co.	1,202,583	224,210
VF Corp.	3,712,417	215,691
McCormick & Co. Inc.	1,150,765	180,486
Brown-Forman Corp. Class B	2,890,266	179,774
Church & Dwight Co. Inc.	2,308,590	161,578
Tiffany & Co.	1,144,101	144,729
Genuine Parts Co.	1,369,056	108,539
Hasbro Inc.	1,180,640	85,254
Columbia Sportswear Co.	640,906	46,716
Polaris Inc.	571,007	40,501
Lancaster Colony Corp.	258,678	34,826
J&J Snack Foods Corp.	176,009	22,358
Nu Skin Enterprises Inc. Class A	517,333	15,111
^ Tootsie Roll Industries Inc.	383,763	13,482
Andersons Inc.	303,251	5,146
		5,573,587
Consumer Services (19.8%)
Walmart Inc.	19,106,308	2,322,372
Comcast Corp. Class A	42,385,677	1,594,973
McDonald's Corp.	7,182,618	1,347,172
Costco Wholesale Corp.	4,133,378	1,252,413
Lowe's Cos. Inc.	7,534,677	789,257
TJX Cos. Inc.	11,613,144	569,625

Walgreens Boots Alliance Inc.	8,855,392	383,350
Ross Stores Inc.	3,476,810	317,641
Sysco Corp.	4,817,100	271,058
McKesson Corp.	1,799,859	254,230
Kroger Co.	6,485,284	205,000
AmerisourceBergen Corp. Class A	1,981,414	177,653
Rollins Inc.	3,069,204	122,768
FactSet Research Systems Inc.	357,263	98,247
Casey's General Stores Inc.	343,958	52,079
^ Cracker Barrel Old Country Store Inc.	224,982	21,913
Aaron's Inc.	627,785	20,033
Monro Inc.	309,385	17,168
John Wiley & Sons Inc. Class A	450,598	16,920
Hillenbrand Inc.	713,776	14,954
Matthews International Corp. Class A	297,737	7,128
		9,855,954
Financials (10.8%)
Visa Inc. Class A	12,493,261	2,232,796
S&P Global Inc.	2,332,699	683,201
Chubb Ltd.	4,303,408	464,811
Aflac Inc.	7,039,921	262,167
T. Rowe Price Group Inc.	2,216,724	256,320
Travelers Cos. Inc.	2,471,138	250,104
Cincinnati Financial Corp.	1,528,180	100,554
Brown & Brown Inc.	2,623,463	94,208
WR Berkley Corp.	1,716,854	92,710
Franklin Resources Inc.	4,780,861	90,071
Globe Life Inc.	1,046,794	86,193
Erie Indemnity Co. Class A	433,549	77,198
SEI Investments Co.	1,442,215	73,495
Commerce Bancshares Inc.	1,095,418	67,029
Assurant Inc.	579,719	61,589
RenaissanceRe Holdings Ltd.	396,326	57,868
American Financial Group Inc.	836,754	55,427
Cullen/Frost Bankers Inc.	590,224	42,413
Prosperity Bancshares Inc.	657,055	39,377
Hanover Insurance Group Inc.	379,885	38,133
BOK Financial Corp.	612,930	31,744
RLI Corp.	417,030	30,372
Community Bank System Inc.	482,512	30,152
Axis Capital Holdings Ltd.	786,494	28,786
UMB Financial Corp.	467,187	23,752
Evercore Inc.	383,632	19,795
American Equity Investment Life Holding Co.	852,934	17,929
Westamerica BanCorp	252,143	15,885
BancFirst Corp.	305,585	11,768
Tompkins Financial Corp.	143,060	9,658
1st Source Corp.	241,255	8,379
Bank of Marin Bancorp	130,439	4,299
		5,358,183
Health Care (12.9%)
Johnson & Johnson	13,841,468	2,076,774
Abbott Laboratories	16,482,844	1,517,905
Medtronic plc	12,603,896	1,230,518
Stryker Corp.	3,496,907	651,928
Becton Dickinson and Co.	2,524,787	637,584

West Pharmaceutical Services Inc.	696,530	131,825
Perrigo Co. plc	1,275,866	68,004
Chemed Corp.	149,961	62,469
Ensign Group Inc.	493,146	18,449
Healthcare Services Group Inc.	695,872	17,738
Atrion Corp.	17,341	10,957
National HealthCare Corp.	142,502	9,743
		6,433,894
Industrials (24.6%)
Accenture plc Class A	5,982,444	1,107,889
Union Pacific Corp.	6,783,210	1,083,889
Lockheed Martin Corp.	2,651,889	1,031,744
Raytheon Technologies Corp.	14,272,422	924,996
3M Co.	5,402,923	820,812
Caterpillar Inc.	5,400,454	628,505
Automatic Data Processing Inc.	4,088,031	599,673
Northrop Grumman Corp.	1,592,786	526,687
CSX Corp.	7,654,548	506,961
Illinois Tool Works Inc.	3,079,971	500,495
Sherwin-Williams Co.	869,960	466,620
Waste Management Inc.	3,975,958	397,675
General Dynamics Corp.	2,704,191	353,221
Roper Technologies Inc.	972,094	331,513
FedEx Corp.	2,448,981	310,457
Republic Services Inc.	3,020,445	236,622
Cintas Corp.	981,068	217,630
Fastenal Co.	5,371,131	194,542
Stanley Black & Decker Inc.	1,420,597	156,550
WW Grainger Inc.	523,041	144,140
Dover Corp.	1,359,246	127,293
Broadridge Financial Solutions Inc.	1,084,930	125,852
Jack Henry & Associates Inc.	724,901	118,558
Expeditors International of Washington Inc.	1,613,295	115,520
JB Hunt Transport Services Inc.	1,019,788	103,121
CH Robinson Worldwide Inc.	1,283,759	91,019
Nordson Corp.	540,580	86,985
Graco Inc.	1,551,174	69,275
Carlisle Cos. Inc.	537,856	65,059
Hubbell Inc.	512,199	63,733
Toro Co.	996,271	63,572
AptarGroup Inc.	590,943	63,278
AO Smith Corp.	1,332,717	56,481
Robert Half International Inc.	1,118,975	52,894
Donaldson Co. Inc.	1,202,090	52,688
Lincoln Electric Holdings Inc.	594,153	47,835
Sonoco Products Co.	938,579	45,840
HEICO Corp.	501,522	43,933
ITT Inc.	818,642	43,159
MSA Safety Inc.	361,038	40,628
Silgan Holdings Inc.	1,033,776	35,665
Regal Beloit Corp.	400,668	28,451
MSC Industrial Direct Co. Inc. Class A	422,806	25,216
Franklin Electric Co. Inc.	433,664	22,030
ABM Industries Inc.	619,603	21,370
Brady Corp. Class A	460,075	20,032
Badger Meter Inc.	272,212	16,069
McGrath RentCorp	228,575	12,469

Tennant Co.			169,431	10,025
Lindsay Corp.			100,887	9,080
Gorman-Rupp Co.			244,194	7,204
Cass Information Systems Inc.			137,606	5,519
Otis Worldwide Corp.			3,417	174
Carrier Global Corp.			9,019	160
				12,230,808
Technology (10.5%)
Microsoft Corp.			16,881,125	3,025,266
Texas Instruments Inc.			8,807,236	1,022,256
L3Harris Technologies Inc.			2,080,108	402,917
Analog Devices Inc.			3,457,039	378,891
Xilinx Inc.			2,375,685	207,635
^ Microchip Technology Inc.			2,224,001	195,112
				5,232,077
Telecommunications (0.0%)
Telephone and Data Systems Inc.			997,110	19,563

Utilities (6.0%)
NextEra Energy Inc.			4,487,564	1,037,166
Xcel Energy Inc.			4,825,723	306,723
WEC Energy Group Inc.			2,959,416	267,975
Eversource Energy			2,976,773	240,226
American Water Works Co. Inc.			1,695,600	206,337
CMS Energy Corp.			2,661,913	151,969
Evergy Inc.			2,137,721	124,907
Atmos Energy Corp.			1,097,127	111,874
Alliant Energy Corp.			2,214,992	107,538
Essential Utilities Inc.			1,676,730	70,070
UGI Corp.			1,963,267	59,251
Portland General Electric Co.			836,027	39,118
Southwest Gas Holdings Inc.			497,387	37,702
Black Hills Corp.			562,007	34,811
Spire Inc.			475,353	34,682
New Jersey Resources Corp.			831,426	28,086
American States Water Co.			346,421	27,495
MGE Energy Inc.			325,160	21,025
California Water Service Group			450,300	20,227
Northwest Natural Holding Co.			269,950	17,574
SJW Group			266,030	15,837
Chesapeake Utilities Corp.			153,201	13,463
Middlesex Water Co.			153,345	9,247
				2,983,303
Total Common Stocks (Cost $39,789,294)				49,510,577
	Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
1,2 Vanguard Market Liquidity Fund	0.522%		3,381,891	338,189

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Treasury Bill	1.551%	5/14/20	200	200

3 United States Treasury Bill	1.551%	5/21/20	2,700	2,700
3 United States Cash Management Bill	0.100%–0.103%	7/14/20	11,000	10,998
3 United States Cash Management Bill	0.210%	9/15/20	555	555
3 United States Cash Management Bill	0.116%	9/29/20	2,800	2,798
				17,251
Total Temporary Cash Investments (Cost $355,314)				355,440
Total Investments (100.2%) (Cost $40,144,608)				49,866,017
Other Assets and Liabilities—Net (-0.2%)2,4				(90,314)
Net Assets (100%)				49,775,703
Cost rounded to $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $135,294,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $142,284,000 was received for securities on loan.
3 Securities with a value of $15,922,000 have been segregated as initial margin for open futures contracts.
4 Cash of $520,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2020	1,313	190,543	24,586

Over-the-Counter Total Return Swaps
				Floating
				Interest Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Visa Inc.	9/2/20	BOANA	44,308	(0.893)	4,810	—

Kroger Co.	2/2/21	GSI	32,030	(0.751)	—	(429)
					4,810	(429)

1 Based on 1-month Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA — Bank of America NA.
GSI—Goldman Sachs International.

At April 30, 2020, a counterparty had deposited in a segregated account securities with a value of $5,766,000 in connection with open over-the-counter swap contracts.

Dividend Appreciation Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the

Dividend Appreciation Index Fund

collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure wit h each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	49,510,577	—	—	49,510,577
Temporary Cash Investments	338,189	17,251	—	355,440
Total	49,848,766	17,251	—	49,866,017
Derivative Financial Instruments
Assets
Swap Contracts	—	4,810	—	4,810
Liabilities
Futures Contracts[1]	2,534	—	—	2,534
Swap Contracts	—	429	—	429
Total	2,534	429	—	2,963
1 Represents variation margin on the last day of the reporting period.